STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - BRL (R$) R$ in Thousands	Total	Sharesholders' equity attributed to controlling shareholders [member]	Capital stock [member]	Treasury shares [member]	Surplus on issue/sale of shares [member]	Special reserve [member]	Additional paid-in capital [member]	Income from transactions with non-controlling shareholders [member]	Legal [member]	Tax Incentive [Member]	Retained earnings [member]	Retained (losses) earnings [member]	Other comprehensive income [member]	Non-Controlling Shareholders [member]	Transaction with shareholders [member]
Beginning balance at Dec. 31, 2018	R$ 2,574,102	R$ 2,666,168	R$ 427,073	R$ (19,408)	R$ 72,216		R$ 257,114		R$ 18,650	R$ 82,072	R$ 1,336,293		R$ 492,158		R$ (92,066)
Net income for the year	392,391	392,391										R$ 392,391
Exchange rate effect on the conversion from hyperinflationary economy.	17,666	17,666											17,666
Other comprehensive income	305,182	305,182											305,182
Total comprehensive income for the year	715,239	715,239										392,391	322,848
Capital increase	52,673	52,673	52,673
Transactions in stock and restricted shares option plans:
Provision for stock and restricted shares option plans		104,078					104,078
Exercise of stock and restricted shares option plans		(2,562)		15,615	16,156		(34,333)
Cancellation of shares - RCA 16.12.19 - Protocol and convention of incorporation				3,793	(3,793)
Interest on equity declared and not yet distributed (mandatory minimum)	(110,671)	(110,671)										(110,671)
Constitution of profit retention reserve											206,268	(206,268)
Constitution of tax incentive reserve										75,452		(75,452)
Hyperinflationary economy adjustment effect	59,818	59,818					61,870				(2,052)
AGE 09.17.2019 - Capitalization of part of the balance of the Profit Reserve account			1,242,165								(1,242,165)
Ending balance (Previously stated [member]) at Dec. 31, 2019	3,392,677	3,484,743	1,721,911		84,579		388,729		18,650	157,524	298,344		815,006		(92,066)
Ending balance (Predecessor adjustments [member]) at Dec. 31, 2019	(30,331)	(30,331)	(236,475)		708,760	R$ 206,592	(388,729)		R$ (18,650)	(157,524)	(299,772)	155,467
Ending balance at Dec. 31, 2019	3,362,346	3,454,412	1,485,436		793,339	206,592					(1,428)	155,467	815,006		(92,066)
Net income for the year	(663,678)	(650,196)										(650,196)		R$ (13,482)
Exchange rate effect on the conversion from hyperinflationary economy.	32,160	32,160											32,160
Other comprehensive income	3,747,173	3,738,465											3,738,465	8,708
Total comprehensive income for the year	3,115,655	3,120,429										(650,196)	3,770,625	(4,774)
Subscription of shares through the Board of Directors' Meeting held on January 3, 2020	13,302,449	13,274,894	3,397,746		9,877,148									27,555
Subscription of shares through the Board of Directors' Meeting held on June 30, 2020	2,001,118	2,001,118	2,000,000		1,118
Subscription of shares through the Board of Directors' Meeting held on July 27, 2020	14,723	14,723	14,723
Subscription of shares through the Board of Directors' Meeting held on September 30, 2020	18,863	18,863	18,863
Subscription of shares through the Board of Directors' Meeting held on October 8, 2020	5,614,750	5,614,750	5,614,750
Share repurchase	(54,936)	(54,936)		(54,936)
Losses absorbed						155,467						(155,467)
Expenses on the issue of equity values	(212,770)	(212,770)	(212,770)
Transactions in stock and restricted shares option plans:
Provision for stock and restricted shares option plans	163,322	163,322					163,322
Exercise of stock and restricted shares option plans	(5,200)	(5,200)	59,251	43,269			(111,281)					3,561
Constitution of tax incentive reserve										113,302		(113,302)
Hyperinflationary economy adjustment effect	66,788	66,788					58,496				8,292
Ending balance at Dec. 31, 2020	27,387,108	27,456,393	12,377,999	(11,667)	10,671,605	362,059	110,537			113,302	6,864	(759,937)	4,585,631	22,781	(92,066)
Net income for the year	1,040,689	1,047,960										1,047,960		(7,271)
Exchange rate effect on the conversion from hyperinflationary economy.	187,941	187,941											187,941
Other comprehensive income	97,275	91,630											91,630	5,645
Total comprehensive income for the year	1,325,905	1,327,531										1,047,960	279,571	(1,626)
Share repurchase	(174,113)	(174,113)		(174,113)
Losses absorbed					(650,196)							650,196
Transactions in stock and restricted shares option plans:
Provision for stock and restricted shares option plans	237,655	237,655					275,632				(37,977)
Exercise of stock and restricted shares option plans	(29,058)	(29,058)	103,684	34,438			(198,767)				31,587
Reclassification of subvention reserve										R$ (113,302)		113,302
Dividends declared and not yet distributed	(180,772)	(180,772)										(180,772)
Constitution of profit retention reserve											870,749	R$ (870,749)
Ending balance at Dec. 31, 2021	R$ 28,566,725	R$ 28,637,636	R$ 12,481,683	R$ (151,342)	R$ 10,021,409	R$ 362,059	R$ 187,402				R$ 871,223		R$ 4,865,202	R$ 21,155	R$ (92,066)